Financial Income, Net (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Financial Income, Net
Finance income	€ 371	€ 476	€ 230
Thereof gains from financial assets at fair value through profit and loss (2017, 2016: from available-for-sale financial assets)	227	382	164
Finance costs	(418)	(288)	(259)
Thereof interest expense from financial liabilities at amortized cost	(106)	(89)	(108)
Thereof interest expense from financial liabilities at fair value through profit and loss (2017, 2016 from available-for-sales financial liabilities	(206)	(116)	(114)
Financial income, net	€ (47)	€ 188	€ (29)